Leases - Obligations (Details) - USD ($)	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Remaining Years	22 years 9 months 18 days
Remaining Payments	$ 944,888	$ 1,066,676
Lease liability	430,054	532,439
Less: remaining payments, current portion	(84,453)	(142,780)	$ (122,858)
Less: lease liability, current portion	(61,315)	(117,345)
Remaining payments, long-term leases	860,435	923,896
Lease liability, long-term leases	$ 368,739	415,094
Maynard Office Lease
Lessee, Lease, Description [Line Items]
Remaining Years	3 years 6 months
Remaining Payments	$ 231,568	278,414
Lease liability	$ 198,758	234,685
Panama Farm Lease
Lessee, Lease, Description [Line Items]
Remaining Years	0 days
Remaining Payments	$ 0	60,000
Lease liability	$ 0	59,013
Indiana auto lease
Lessee, Lease, Description [Line Items]
Remaining Years	1 year 5 months 1 day
Remaining Payments	$ 7,210	10,842
Lease liability	$ 6,656	9,897
Less: remaining payments, current portion			(5,000)
Indiana well lease
Lessee, Lease, Description [Line Items]
Remaining Years	29 years 3 months 7 days
Remaining Payments	$ 706,110	717,420
Lease liability	$ 224,640	$ 228,844
Less: remaining payments, current portion			$ (15,000)